Shareholder Fees {- Fidelity® Series All-Sector Equity Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Series All-Sector Equity Fund Series PRO-13 | Fidelity® Series All-Sector Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none